Trade and other receivables	12 Months Ended
Dec. 31, 2020
Trade and other receivables [abstract]
Trade and other receivables	Trade and other receivables

	2020	2019
	(in € millions)
Trade receivables	323	302
Less: allowance for expected credit losses	(4)	(5)
Trade receivables – net	319	297
Other	145	105
	464	402
Trade receivables are non-interest bearing and generally have 30-day payment terms. Due to their comparatively short maturities, the carrying value of trade and other receivables approximate their fair value.
The aging of the Group’s net trade receivables is as follows:

	2020	2019
	(in € millions)
Current	218	209
Overdue 1 – 30 days	62	51
Overdue 31 – 60 days	26	19
Overdue 60 – 90 days	8	10
Overdue more than 90 days	5	8
	319	297
The movements in the Group’s allowance for expected credit losses are as follows:

	2020	2019
	(in € millions)
At January 1	5	8
Provision for expected credit losses	7	12
Reversal of unutilized provisions	(5)	(12)
Receivables written off	(3)	(3)
At December 31	4	5
The maximum exposure to credit risk at the reporting date is the carrying value of each class of receivables mentioned above. The Group does not hold any collateral as security.